Income Taxes - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Income tax expense (benefit)	$ 0	$ 0
Increase in valuation allowance	5,700	5,700
Federal
Income Taxes
Operating loss carryforward	47,200	$ 34,500
Operating loss carryforward subject to expiration	400
Operating loss carryforward not subject to expiration	46,800
Tax credit carryforward	$ 400